INCOME TAX (Details) In Millions, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2013 Other accrued liabilities USD ($)	Dec. 31, 2013 Other accrued liabilities RUB	Dec. 31, 2012 Other accrued liabilities RUB	Dec. 31, 2013 Accounts payable and accrued liabilities USD ($)	Dec. 31, 2013 Accounts payable and accrued liabilities RUB	Dec. 31, 2012 Accounts payable and accrued liabilities RUB	Dec. 31, 2013 Russia USD ($)	Dec. 31, 2013 Russia RUB	Dec. 31, 2012 Russia RUB	Dec. 31, 2011 Russia RUB	Dec. 31, 2013 Other USD ($)	Dec. 31, 2013 Other RUB	Dec. 31, 2012 Other RUB	Dec. 31, 2011 Other RUB	Dec. 31, 2013 Netherlands	Dec. 31, 2012 Netherlands	Dec. 31, 2011 Netherlands	Dec. 31, 2013 Yandex LLC Russia	Dec. 31, 2012 Yandex LLC Russia	Dec. 31, 2011 Yandex LLC Russia
INCOME TAX
Federal and local income tax rate (as a percent)																						20.00%	20.00%	20.00%
Income tax rate (as a percent)																			25.00%	25.00%	25.00%
Dividend withholding tax (as a percent)											5.00%	5.00%
Provision for income taxes
Current provision for income tax											$ (101.6)	(3,325.0)	(2,281.0)	(1,689.0)	$ (3.3)	(111.0)	2.0	(25.0)
Deferred income tax (expense)/ benefit											5.3	175.0	(58.0)	115.0	0.7	22.0	(14.0)	54.0
Total provision for income taxes	(98.9)	(3,239.0)	(2,351.0)	(1,545.0)							(98.9)	(3,239.0)	(2,351.0)	(1,545.0)
Components of net income before income taxes
Net income before income taxes	510.6	16,713.0	10,574.0	7,318.0							480.2	15,716.0	11,350.0	7,713.0	30.4	997.0	(776.0)	(395.0)
Statutory Russian income tax rate reconciled to the company's effective income tax rate
Expected provision at Russian statutory income tax rate of 20%											102.1	3,343.0	2,115.0	1,464.0
Effect of:
Tax on dividends											0.4	14.0	13.0
Non-deductible share-based compensation											4.5	146.0	75.0	49.0
Other expenses not deductible for tax purposes											2.5	83.0	183.0	49.0
Difference in foreign tax rates											(2.1)	(68.0)	(39.0)	(15.0)
Participation exemption on sale of equity investments											(12.0)	(393.0)
Other											(1.0)	(33.0)	4.0	(2.0)
Change in valuation allowance											4.5	147.0
Provision for income taxes	98.9	3,239.0	2,351.0	1,545.0							98.9	3,239.0	2,351.0	1,545.0
Movements in the valuation allowance
Charges to expenses	4.5	147.0
Balance at the end of the period	4.5	147.0
Unrecognized income tax benefits
Unrecognized income tax benefits, if recognized, would affect the effective tax rate	0.6	21.0
Accruals for unrecognized income tax benefits	0.8	25.0	25.0	97.0	0.3	10.0	25.0	0.5	15.0	0
Gross amount of increase (decreases) in unrecognized tax benefits resulting from interest and penalties	0	1.0	13.0	15.0
Benefit as a result of recording interest and penalties as a part of provision of income tax	0	1.0	13.0	0
Amount of income tax benefits having a reasonable possibility of successfully being challenged by the tax authorities	0.2	6.0
Reconciliation of the total amounts of unrecognized income tax benefits
Balance at the beginning of the period	0.8	25.0	97.0	15.0	0.3	10.0	25.0	0.5	15.0	0
Increases/(decreases) related to prior years tax positions	(0.1)	(3.0)	(72.0)	89.0
Increases related to current year tax positions	0.1	2.0	2.0
Settlements				(10)
Foreign currency translation adjustment		1	(2)	3
Balance at the end of the period	0.8	25.0	25.0	97.0	0.3	10.0	25.0	0.5	15.0	0
Deferred tax asset
Accrued expenses	11.9	387.0	222.0
Net operating loss carryforward	9.9	324.0	271.0
Other	1.2	40.0	8.0
Valuation allowance	(4.5)	(147.0)
Total deferred tax asset	18.5	604.0	501.0
Deferred tax liability
Convertible debt discount	(24.5)	(802.0)
Property and equipment	(8.2)	(268.0)	(325.0)
Intangible assets	(4.7)	(155.0)	(85.0)
Other	(1.3)	(41.0)	(51.0)
Total deferred tax liability	(38.7)	(1,266.0)	(461.0)
Net deferred tax asset/(liability)	(20.2)	(662.0)	40.0
Net deferred tax asset, current	18.2	596.0	456.0
Net deferred tax asset, non-current	0.1	3.0	35.0
Net deferred tax liability, current	(0.5)	(16.0)	(3.0)
Net deferred tax liability, non-current	$ (38.0)	(1,245.0)	(448.0)